Non-controlling interests - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 01, 2021	Jul. 20, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Proceeds from contributions of non-controlling interests			$ 13,875
Non-controlling interest arising on purchase of asset			74,240
Acquisition of non-controlling interest			(6,901)	$ 965
Dividends paid to minority interests			23,016	20,515
Farfetch China Holdings Ltd
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Proceeds from contributions of non-controlling interests			13,875
Farfetch China Holdings Ltd | Alibaba
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Percentage if investment	12.50%
Farfetch China Holdings Ltd | Richemont
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Percentage if investment	12.50%
Farfetch China Holdings Ltd | Alibaba and Richemont
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Total consideration transferred	$ 500,000
Proceeds from contributions of non-controlling interests	13,900
Acquisition-related costs	$ 25,000
New Guards
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Acquisition of non-controlling interest			(6,901)	965
Dividends paid to minority interests			23,016	$ 20,515
New Guards | Palm Angels
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Percentage if investment		60.00%
Non-controlling interest arising on purchase of asset		$ 50,500
New Guards | Venice S.r.l.
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Acquisition of non-controlling interest			$ 6,900
Remaining ownership percentage invested			31.00%